EXPLORATION AND EVALUATION ASSETS (Tables)	12 Months Ended
Jul. 31, 2026
Disclosure Of Exploration And Evaluation Assets [Abstract]
Disclosure of reclamation bonds [Table Text Block]
	As at	As at
	July 31, 2026	July 31, 2025
	$	$
CAP property	33,000	33,000
Rift property	94,696	-
Total	127,696	33,000

Disclosure of exploration and evaluation asset changes [Table Text Block]
	CAP	Carbo	West James Bay	Lac Le Moyne	Bianco	Rift	Iron Hills	Total property costs
Balance, July 31, 2024	964,721	138,978	1	-	-	-	-	1,103,700
Acquisition costs - cash	-	-	-	25,000	30,000	420,287	-	475,287
Acquisition costs - shares	-	-	-	87,000	-	-	-	87,000
Assays	34,575	-	-	-	13,782	-	-	48,357
Camp costs	73,460	-	-	-	-	-	-	73,460
Drilling costs	355,147	-	-	-	-	-	-	355,147
Geological expenses	132,761	-	-	100,798	75,735	-	-	309,294
Reports and other	16,912	-	-	-	-	164,628	-	181,540
Supplies	13,688	-	-	9,240	9,843	-	-	32,771
Travel & transportation	432,598	-	-	45,444	189,771	40,903	-	708,716
Total for the year	1,059,141	-	-	267,482	319,131	625,818	-	2,271,572
Mining tax credits	(27,918)	-	-	-	-	-	-	(27,918)
Balance, July 31, 2025	1,995,944	138,978	1	267,482	319,131	625,818	-	3,347,354
Acquisition costs - cash	-	-	-	25,000	-	569,359	80,574	674,933
Acquisition costs - shares	-	-	-	265,000	-	-	-	265,000
Acquisition costs - staking	9,620	-	-	-	-	-	-	9,620
Assays	274,330	7,287	-	17,095	-	1,811,925	-	2,110,637
Camp costs	367,795	-	-	-	-	-	-	367,795
Drilling costs	1,071,643	-	-	-	-	8,237,293	-	9,308,936
Geological expenses	440,097	14,368	-	5,130	1,922	1,816,543	-	2,278,060
Other costs	73,301	-	-	-	-	285,179	-	358,480
Supplies and rentals	128,696	-	-	10,134	-	1,043,854	-	1,182,684
Travel & accommodation	1,163,643	-	-	9,587	-	388,454	-	1,561,684
Total for the year	3,529,125	21,655	-	331,946	1,922	14,152,607	80,574	18,117,829
Balance, July 31, 2026	5,525,069	160,633	1	599,428	321,053	14,778,425	80,574	21,465,183